Income Taxes - Summary of Movements in Temperory Differences (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	$ (1,602)
Deferred	(3,140)	$ (395)	$ (474)
Total	930	(1,602)
Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	3,434	3,543
Recognized in earning	1,296	(109)
Deferred	714
Business acquisition	9,133
Total	14,577	3,434	3,543
Deferred Tax Assets | Losses Available for Carryforward and Other Tax Deductions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	3,395	3,513
Recognized in earning	1,141	(118)
Business acquisition	9,133
Total	13,669	3,395	3,513
Deferred Tax Assets | Deferred Financing Costs
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	39	30
Recognized in earning	155	9
Deferred	714
Total	908	39	30
Deferred Tax Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(5,036)	(4,046)
Recognized in earning	1,844	504
Business acquisition	(10,455)	(1,494)
Total	(13,647)	(5,036)	(4,046)
Deferred Tax Liabilities | Intangible Assets and Goodwill
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(2,906)	(2,486)
Recognized in earning	1,862	1,137
Business acquisition	(10,455)	(1,557)
Total	(11,499)	(2,906)	(2,486)
Deferred Tax Liabilities | Tax Credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(1,752)	(1,512)
Recognized in earning	(157)	(240)
Total	(1,909)	(1,752)	(1,512)
Deferred Tax Liabilities | Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(378)	(48)
Recognized in earning	139	(393)
Business acquisition		63
Total	(239)	(378)	(48)
Net Carrying Amount
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(1,602)	(503)
Recognized in earning	3,140	395
Deferred	714
Business acquisition	(1,322)	(1,494)
Total	$ 930	$ (1,602)	$ (503)